Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.9%
	Australia: 3.2%
50,273	APA Group	$ 381,034	0 .2
159,962	Aurizon Holdings Ltd.	498,307	0 .2
144,330	BHP Group Ltd.	4,024,813	1 .8
29,029	Fortescue Metals Group Ltd.	386,740	0 .2
42,424	Newcrest Mining Ltd.	839,821	0 .4
13,611	Rio Tinto Ltd.	1,015,500	0 .4
		7,146,215	3 .2

	Austria: 0.3%
15,840	Andritz AG	668,294	0 .3

	Brazil: 1.2%
94,869	Telefonica Brasil SA	775,966	0 .3
59,800	Ultrapar Participacoes SA	226,814	0 .1
116,000	Vale SA	1,684,765	0 .8
		2,687,545	1 .2

	Canada: 4.1%
75,698	B2Gold Corp.	422,002	0 .2
11,124	Barrick Gold Corp.	255,337	0 .1
34,563	BCE, Inc.	1,498,342	0 .7
1,908	Canadian National Railway Co. - CNR	199,806	0 .1
819	Canadian Pacific Railway Ltd.	264,594	0 .1
2,965	Franco-Nevada Corp.	394,671	0 .2
85,141	Kinross Gold Corp.	606,417	0 .3
7,537	Kirkland Lake Gold Ltd.	308,804	0 .1
22,871	Nutrien Ltd.	1,128,845	0 .5
25,124	Rogers Communications, Inc.	1,185,105	0 .5
14,310	TC Energy Corp.	629,499	0 .3
24,929	Teck Resources Ltd.	393,889	0 .2
83,407	TELUS Corp.	1,608,798	0 .7
5,419	Wheaton Precious Metals Corp.	209,174	0 .1
		9,105,283	4 .1

	China: 3.4%
75,000	Anhui Conch Cement Co., Ltd. - H Shares	479,390	0 .2
573,700	Beijing-Shanghai High Speed Railway Co. Ltd. - A Shares	504,443	0 .2
944,000	China Communications Services Corp., Ltd. - H Shares	503,079	0 .2
38,500	China Mobile Ltd.	229,660	0 .1
724,500	China Railway Construction Corp. Ltd. - H Shares	478,764	0 .2
374,000	China Resources Cement Holdings Ltd. - H Shares	464,481	0 .2
2,620,000	China Telecom Corp., Ltd. - H Shares	788,422	0 .4
476,000	COSCO Shipping Energy Transportation Co. Ltd. - H Shares	209,408	0 .1
139,640	Huaxin Cement Co. Ltd.	521,521	0 .2

768,380		Hunan Valin Steel Co. Ltd. - A Shares	624,865	0 .3
84,300		Sany Heavy Industry Co. Ltd. - A Shares	393,591	0 .2
1,162,100		Shanghai Construction Group Co. Ltd. - A Shares	541,931	0 .3
3,410,000		Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	755,564	0 .4
89,000		Sinotruk Hong Kong Ltd.	221,781	0 .1
92,800		Tangshan Jidong Cement Co. Ltd. - A Shares	224,006	0 .1
107,600		Zhejiang Longsheng Group Co. Ltd. - A Shares	244,007	0 .1
272,000		Zoomlion Heavy Industry Science and Technology Co. Ltd. - H Shares	283,966	0 .1
			7,468,879	3 .4

		Denmark: 0.2%
191		AP Moller - Maersk A/S - Class B	389,377	0 .2

		Egypt: 0.1%
547,511		ElSewedy Electric Co.	316,614	0 .1

		Finland: 0.2%
22,651		Fortum OYJ	518,822	0 .2

		France: 6.1%
17,178		Air Liquide SA	2,807,229	1 .3
12,865	(1)	Alstom SA	693,896	0 .3
14,311		Arkema SA	1,666,609	0 .7
19,317	(1)	Cie de Saint-Gobain	915,079	0 .4
15,209	(1)	Eiffage SA	1,486,942	0 .7
7,802		Legrand S.A.	660,676	0 .3
134,508		Orange SA	1,702,608	0 .8
2,190	(1)	Safran S.A.	319,244	0 .1
22,276		Schneider Electric SE	3,103,609	1 .4
13,981		Veolia Environnement	320,711	0 .1
			13,676,603	6 .1

		Germany: 3.2%
26,147	(2)	Covestro AG	1,454,896	0 .7
74,572	(1)	Deutsche Lufthansa AG	859,732	0 .4
35,872		Deutsche Post AG	1,730,400	0 .8
37,386		Deutsche Telekom AG	674,950	0 .3
9,381		GEA Group AG	320,691	0 .1
4,768		HeidelbergCement AG	337,315	0 .1
3,437		LANXESS AG	239,114	0 .1
9,674		Siemens AG	1,291,230	0 .6
1,965	(1)	Siemens Energy AG	58,364	0 .0
90,103		Telefonica Deutschland Holding AG	248,708	0 .1
			7,215,400	3 .2

		Hong Kong: 1.3%
45,500		CK Infrastructure Holdings Ltd.	232,186	0 .1
129,000		CLP Holdings Ltd.	1,211,823	0 .6

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Hong Kong: (continued)
219,000		Power Assets Holdings Ltd.	$ 1,148,860	0 .5
16,000		Techtronic Industries Co., Ltd.	204,255	0 .1
			2,797,124	1 .3

		India: 1.3%
50,799		Adani Ports & Special Economic Zone, Ltd.	281,205	0 .1
117,013		Hindalco Industries Ltd.	354,041	0 .2
282,855		Petronet LNG Ltd.	957,339	0 .4
174,453		Tata Steel Ltd.	1,348,037	0 .6
			2,940,622	1 .3

		Indonesia: 0.1%
1,175,200		Telekomunikasi Indonesia Persero Tbk PT	268,599	0 .1

		Ireland: 2.2%
45,457		CRH PLC	1,787,963	0 .8
21,142		Smurfit Kappa PLC	898,812	0 .4
15,373		Trane Technologies PLC	2,248,148	1 .0
			4,934,923	2 .2

		Italy: 1.6%
305,013		Enel S.p.A.	3,060,136	1 .3
81,403		Terna Rete Elettrica Nazionale SpA	611,444	0 .3
			3,671,580	1 .6

		Japan: 10.2%
5,300		Central Japan Railway Co.	673,582	0 .3
99,800		Chubu Electric Power Co., Inc.	1,199,735	0 .5
8,000		Daikin Industries Ltd.	1,811,918	0 .8
6,200		East Japan Railway Co.	383,458	0 .2
45,400		Electric Power Development Co., Ltd.	609,341	0 .3
57,400		Hitachi Ltd.	2,178,547	1 .0
4,500		Hoshizaki Corp.	443,384	0 .2
33,000		Itochu Corp.	870,846	0 .4
18,400	(1)	Japan Airlines Co. Ltd.	346,909	0 .2
65,400		Kamigumi Co., Ltd.	1,128,560	0 .5
65,200		Kansai Electric Power Co., Inc.	595,055	0 .3
15,100		KDDI Corp.	429,691	0 .2
700		Keyence Corp.	356,904	0 .2
28,600		Kuraray Co., Ltd.	283,424	0 .1
8,900		Kyocera Corp.	506,790	0 .2
41,400		LIXIL Group Corp.	990,692	0 .4
165,000		Marubeni Corp.	958,616	0 .4
33,800		Mitsubishi Chemical Holdings Corp.	186,081	0 .1
77,400		Mitsubishi Corp.	1,798,250	0 .8
11,800		Miura Co., Ltd.	621,328	0 .3
13,700		Nippon Telegraph & Telephone Corp.	324,009	0 .2
3,800		Nissan Chemical Corp.	226,673	0 .1
10,600		Shin-Etsu Chemical Co., Ltd.	1,736,557	0 .8
18,400		SoftBank Group Corp.	1,268,061	0 .6

151,700		Sumitomo Chemical Co., Ltd.	535,937	0 .2
2,000		TDK Corp.	280,890	0 .1
29,100		Teijin Ltd.	496,218	0 .2
17,000		Toshiba Corp.	474,616	0 .2
18,200		Tosoh Corp.	285,040	0 .1
18,200		Yamato Holdings Co., Ltd.	458,849	0 .2
12,700		Yokogawa Electric Corp.	223,756	0 .1
			22,683,717	10 .2

		Malaysia: 0.8%
456,400		MISC Bhd	758,584	0 .3
533,200		Petronas Chemicals Group Bhd	841,095	0 .4
229,000		Westports Holdings Bhd	241,566	0 .1
			1,841,245	0 .8

		Netherlands: 1.0%
2,801	(1)	Airbus SE	292,837	0 .2
2,044		Akzo Nobel NV	216,440	0 .1
15,260	(1)	ArcelorMittal SA	277,480	0 .1
5,494		Koninklijke DSM NV	897,100	0 .4
154,308		Koninklijke KPN NV	459,105	0 .2
			2,142,962	1 .0

		Norway: 0.3%
41,624		Telenor ASA	707,899	0 .3

		Philippines: 0.3%
5,080		Globe Telecom, Inc.	205,582	0 .1
181,730		International Container Terminal Services, Inc.	442,340	0 .2
			647,922	0 .3

		Russia: 0.5%
5,529,000		Inter RAO UES PJSC	371,315	0 .2
42,216		PhosAgro OJSC GDR	539,217	0 .2
16,920		Severstal PAO	247,964	0 .1
			1,158,496	0 .5

		Saudi Arabia: 0.2%
51,594		Sahara International Petrochemical Co.	230,948	0 .1
38,525		Saudi Industrial Investment Group	268,871	0 .1
			499,819	0 .2

		Singapore: 0.4%
84,900		Singapore Technologies Engineering Ltd.	242,455	0 .1
1,085,400		Yangzijiang Shipbuilding Holdings Ltd.	705,315	0 .3
			947,770	0 .4

		South Africa: 0.1%
8,061		Kumba Iron Ore Ltd.	273,976	0 .1

		South Korea: 2.0%
9,360		Daelim Industrial Co., Ltd.	677,415	0 .3
45,726		GS Engineering & Construction Corp.	1,309,487	0 .6
2,184		Hyundai Glovis Co., Ltd.	351,827	0 .2

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Korea: (continued)
24,828		Posco International Corp.	$ 298,102	0 .1
1,912		Samsung Electro-Mechanics Co. Ltd.	269,763	0 .1
34,405	(1)	Samsung Engineering Co. Ltd.	423,833	0 .2
5,210		SK Telecom Co., Ltd.	1,114,896	0 .5
			4,445,323	2 .0

		Spain: 1.4%
27,785		ACS Actividades de Construccion y Servicios SA	877,808	0 .4
38,698		Enagas	945,419	0 .4
17,462		Iberdrola S.A. - IBEE	239,713	0 .1
46,857		Red Electrica Corp. SA	957,899	0 .5
			3,020,839	1 .4

		Sweden: 3.5%
19,381		Assa Abloy AB	463,765	0 .2
5,239		Atlas Copco AB - A Shares	265,044	0 .1
20,149		Boliden AB - BOLS	696,874	0 .3
27,178		Epiroc AB - A Shares	451,753	0 .2
91,242	(1)	Sandvik AB	2,057,790	0 .9
78,432		SKF AB - B Shares	1,937,004	0 .9
153,605		Telefonaktiebolaget LM Ericsson	1,885,611	0 .9
			7,757,841	3 .5

		Switzerland: 1.1%
797		Geberit AG - Reg	479,709	0 .2
37,069		LafargeHolcim Ltd.-CHF	1,945,638	0 .9
			2,425,347	1 .1

		Taiwan: 1.2%
175,000		Asia Cement Corp.	265,808	0 .1
265,000		Foxconn Technology Co., Ltd.	489,055	0 .2
144,000		HON HAI Precision Industry Co., Ltd.	415,707	0 .2
236,000		Synnex Technology International Corp.	368,387	0 .2
40,000		Walsin Technology Corp.	272,937	0 .1
177,000		Zhen Ding Technology Holding Ltd.	767,072	0 .4
			2,578,966	1 .2

		Turkey: 0.1%
175,989		Eregli Demir ve Celik Fabrikalari TAS	247,411	0 .1

		United Arab Emirates: 0.3%
141,429		Emirates Telecommunications Group Co. PJSC	664,874	0 .3

		United Kingdom: 3.0%
61,603		Anglo American PLC	1,793,877	0 .8
41,680		Ashtead Group PLC	1,759,256	0 .8
44,974		BAE Systems PLC	300,059	0 .1
212,943		BT Group PLC	329,618	0 .2
53,973		Evraz PLC	271,223	0 .1

1,335,756		Vodafone Group PLC	2,179,482	1 .0
			6,633,515	3 .0

		United States: 45.0%
3,116		3M Co.	538,227	0 .2
80,260		AES Corp.	1,640,514	0 .7
7,687		Air Products & Chemicals, Inc.	2,153,436	1 .0
5,350		Allegion Public Ltd.	610,114	0 .3
14,078		Ameren Corp.	1,094,987	0 .5
19,112		American Electric Power Co., Inc.	1,622,418	0 .7
10,624		American Water Works Co., Inc.	1,629,509	0 .7
17,595		Ametek, Inc.	2,085,535	0 .9
8,043		AO Smith Corp.	452,901	0 .2
109,924		AT&T, Inc.	3,160,315	1 .4
22,507	(1)	Axalta Coating Systems Ltd.	643,925	0 .3
7,101		Boeing Co.	1,496,252	0 .7
9,194		Carrier Global Corp.	350,016	0 .2
1,576		Caterpillar, Inc.	273,578	0 .1
11,228		CDW Corp.	1,465,142	0 .7
13,843		Celanese Corp. - Series A	1,790,315	0 .8
109,740		Cisco Systems, Inc.	4,721,015	2 .1
31,058		CSX Corp.	2,796,773	1 .3
8,984		Cummins, Inc.	2,076,831	0 .9
2,728		Dominion Energy, Inc.	214,121	0 .1
5,765		Dow, Inc.	305,603	0 .1
15,556		DTE Energy Co.	1,957,100	0 .9
3,980		Duke Energy Corp.	368,787	0 .2
8,198		Eastman Chemical Co.	798,485	0 .4
20,436		Eaton Corp. PLC	2,475,004	1 .1
11,670		Edison International	716,071	0 .3
7,314		Emerson Electric Co.	561,862	0 .3
24,396		Evergy, Inc.	1,351,782	0 .6
51,745		Exelon Corp.	2,125,167	1 .0
6,962	(1)	F5 Networks, Inc.	1,133,483	0 .5
2,982		FedEx Corp.	854,582	0 .4
6,054		Flir Systems, Inc.	231,505	0 .1
2,237		FMC Corp.	259,514	0 .1
8,115		Fortive Corp.	569,105	0 .3
2,502		Fortune Brands Home & Security, Inc.	208,917	0 .1
35,149		General Electric Co.	357,817	0 .2
27,426	(1)	HD Supply Holdings, Inc.	1,529,822	0 .7
5,904		Heico Corp. - HEI	729,616	0 .3
21,233		Honeywell International, Inc.	4,329,833	1 .9
20,156	(1)	Ingersoll Rand, Inc.	892,306	0 .4
5,738		International Paper Co.	283,916	0 .1
15,342		Johnson Controls International plc	706,346	0 .3
5,298		Kansas City Southern	986,329	0 .4
4,300	(1)	Keysight Technologies, Inc.	516,172	0 .2
96,039		Kinder Morgan, Inc.	1,381,041	0 .6
7,439		Knight-Swift Transportation Holdings, Inc.	307,156	0 .1
1,424		L3Harris Technologies, Inc.	273,394	0 .1
13,942	(1)	Liberty Global PLC - Class A	313,974	0 .1

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
4,513	Linde Public Ltd.	$ 1,157,223	0 .5
2,893	Lockheed Martin Corp.	1,055,945	0 .5
14,951	Masco Corp.	802,420	0 .4
1,897	Motorola Solutions, Inc.	325,392	0 .1
6,566	Newmont Corp.	386,212	0 .2
20,004	NextEra Energy, Inc.	1,472,094	0 .7
6,207	Norfolk Southern Corp.	1,471,183	0 .7
717	Northrop Grumman Corp.	216,720	0 .1
21,963	NRG Energy, Inc.	719,288	0 .3
16,518	Nucor Corp.	887,017	0 .4
17,120	OGE Energy Corp.	554,517	0 .3
6,130	Old Dominion Freight Line	1,246,597	0 .6
9,706	Oneok, Inc.	348,154	0 .2
3,521	Otis Worldwide Corp.	235,696	0 .1
17,479	Owens Corning, Inc.	1,273,695	0 .6
14,949	Packaging Corp. of America	1,943,370	0 .9
8,666	Parker Hannifin Corp.	2,316,075	1 .0
12,041	Pinnacle West Capital Corp.	985,556	0 .4
10,134	PPG Industries, Inc.	1,487,367	0 .7
22,226	PPL Corp.	631,663	0 .3
7,861	Public Service Enterprise Group, Inc.	458,139	0 .2
25,934	Raytheon Technologies Corp.	1,859,987	0 .8
1,007	Rockwell Automation, Inc.	257,349	0 .1
5,305	Roper Technologies, Inc.	2,265,235	1 .0
5,544	RPM International, Inc.	487,927	0 .2
20,640	Schlumberger NV	429,106	0 .2
12,380	Sempra Energy	1,578,202	0 .7
1,106	Sherwin-Williams Co.	826,879	0 .4
8,766	Southwest Airlines Co.	406,216	0 .2
37,941	Steel Dynamics, Inc.	1,373,844	0 .6
8,699	(1) T-Mobile US, Inc.	1,156,445	0 .5
1,053	TransDigm Group, Inc.	609,887	0 .3
16,231	Union Pacific Corp.	3,312,423	1 .5
5,432	United Parcel Service, Inc. - Class B	929,252	0 .4
3,934	(1) United Rentals, Inc.	892,939	0 .4
62,260	Verizon Communications, Inc.	3,761,127	1 .7
37,412	Vistra Corp.	698,856	0 .3
3,246	(1) Vontier Corp.	107,670	0 .0
17,084	WestRock Co.	721,116	0 .3
49,550	Williams Cos., Inc.	1,039,559	0 .5
797	(1) Zebra Technologies Corp.	301,601	0 .1
		100,330,556	45 .0

	Total Common Stock
	(Cost $186,620,342)	222,814,358	99 .9

EXCHANGE-TRADED FUNDS: 1.3%
31,957	iShares MSCI ACWI ETF	2,790,805	1 .3

	Total Exchange-Traded Funds
	(Cost $2,788,542)	2,790,805	1 .3

RIGHTS: 0.0%
	France: 0.0%
12,865	(1) Alstom SA	69,977	0 .0

	Total Rights
	(Cost $–)	69,977	0 .0

	Total Long-Term Investments
	(Cost $189,408,884)	225,675,140	101 .2

SHORT-TERM INVESTMENTS: 0.7%
	Mutual Funds: 0.7%
1,582,000	(3) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%
	(Cost $1,582,000)	1,582,000	0 .7

	Total Short-Term Investments
	(Cost $1,582,000)	1,582,000	0 .7

	Total Investments in Securities (Cost $190,990,884)	$ 227,257,140	101 .9
	Liabilities in Excess of Other Assets	(4,185,147)	(1 .9)
	Net Assets	$ 223,071,993	100 .0

GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Rate shown is the 7-day yield as of November 30, 2020.

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (Continued)

Industry Diversification	Percentage of Net Assets
Materials	10 .0%
Industrials	9 .0
Electric Utilities	5 .0
Utilities	4 .3
Industrial Conglomerates	3 .9
Telecommunication Services	3 .9
Telecommunications	3 .5
Chemicals	3 .2
Communications Equipment	2 .6
Road & Rail	2 .5
Integrated Telecommunication Services	2 .5
Electric	2 .4
Electrical Components & Equipment	2 .3
Information Technology	2 .2
Railroads	2 .3
Engineering&Construction	2 .1
Industrial Machinery	1 .9
Electronics	1 .9
Diversified Metals & Mining	1 .8
Transportation	1 .6
Building Materials	1 .7
Multi-Utilities	1 .6
Wireless Telecommunication Services	1 .5
Mining	1 .5
Machinery-Constr&Mining	1 .4
Paper Packaging	1 .3%
Industrial Gases	1 .3
Exchange-Traded Funds	1 .3
Construction Machinery & Heavy Trucks	1 .2
Specialty Chemicals	1 .2
Electrical Equipment	1 .1
Commercial Services	1 .1
Oil & Gas Storage & Transportation	1 .1
Miscellaneous Manufactur	1 .0
Steel	1 .0
Electronic Equipment & Instruments	1 .0
Aerospace/Defense	0 .9
Pipelines	0 .9
Aerospace & Defense	1 .0
Iron/Steel	0 .8
Distribution/Wholesale	0 .8
Trading Companies & Distributors	0 .8
Machinery-Diversified	0 .8
Air Freight & Logistics	0 .8
Water Utilities	0 .7
Internet	0 .7
Building Products	0 .4
Gas	0 .4
Forest Products&Paper	0 .4
Shipbuilding	0 .3
Consumer Discretionary	0 .2
Textiles	0 .2
Computers	0 .2
Construction & Engineering	0 .2
Metal Fabricate/Hardware	0 .2
Home Furnishings	0 .2
Oil & Gas Equipment & Services	0 .2
Marine	0 .2
Gold	0 .2
Airlines	0 .2
Machinery	0 .1
Electrical Compo&Equip	0 .1
Investment Companies	0 .1
Short-Term Investments	0 .7
Liabilities in Excess of Other Assets	(1 .9)
Net Assets	100 .0%

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of November 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2020
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$7,146,215	$–	$7,146,215
Austria	–	668,294	–	668,294
Brazil	2,687,545	–	–	2,687,545
Canada	9,105,283	–	–	9,105,283
China	–	7,468,879	–	7,468,879
Denmark	–	389,377	–	389,377
Egypt	–	316,614	–	316,614
Finland	–	518,822	–	518,822
France	–	13,676,603	–	13,676,603
Germany	58,364	7,157,036	–	7,215,400
Hong Kong	–	2,797,124	–	2,797,124
India	–	2,940,622	–	2,940,622
Indonesia	–	268,599	–	268,599
Ireland	3,146,960	1,787,963	–	4,934,923
Italy	–	3,671,580	–	3,671,580
Japan	–	22,683,717	–	22,683,717
Malaysia	$–	$1,841,245	$–	$1,841,245
Netherlands	–	2,142,962	–	2,142,962
Norway	–	707,899	–	707,899
Philippines	–	647,922	–	647,922
Russia	–	1,158,496	–	1,158,496
Saudi Arabia	–	499,819	–	499,819
Singapore	–	947,770	–	947,770
South Africa	–	273,976	–	273,976
South Korea	–	4,445,323	–	4,445,323
Spain	–	3,020,839	–	3,020,839
Sweden	–	7,757,841	–	7,757,841
Switzerland	–	2,425,347	–	2,425,347
Taiwan	–	2,578,966	–	2,578,966
Turkey	–	247,411	–	247,411
United Arab Emirates	–	664,874	–	664,874
United Kingdom	–	6,633,515	–	6,633,515
United States	100,330,556	–	–	100,330,556
Total Common Stock	115,328,708	107,485,650	–	222,814,358
Exchange-Traded Funds	2,790,805	–	–	2,790,805
Rights	–	69,977	–	69,977
Short-Term Investments	1,582,000	–	–	1,582,000
Total Investments, at fair value	$119,701,513	$107,555,627	$–	$227,257,140
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(4,671,674)	$–	$(4,671,674)
Total Liabilities	$–	$(4,671,674)	$–	$(4,671,674)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (Continued)

At November 30, 2020, the following OTC written equity options were outstanding for Voya Infrastructure, Industrials and Materials Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value

Industrial Select Sector SPDR® Fund	UBS AG	Call	12/03/20	USD	75 .960	233,017	USD	20,512,487	$736,310	$(2,812,873)
iShares MSCI EAFE ETF	CSFB International	Call	12/17/20	USD	70 .140	551,754	USD	38,333,109	541,823	(477,322)
iShares MSCI Emerging Markets ETF	CSFB International	Call	12/17/20	USD	48 .790	176,266	USD	8,501,485	$137,593	$(127,262)
Materials Select Sector SPDR® Fund	UBS AG	Call	12/03/20	USD	63 .220	161,341	USD	11,453,598	409,016	(1,254,217)
									$1,824,742	$(4,671,674)

Currency Abbreviations
USD	-	United States Dollar

At November 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $189,453,393.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$48,697,569
Gross Unrealized Depreciation	(15,542,633)
Net Unrealized Appreciation	$33,154,936